Financial instruments recognized in the statement of financial position and related effect on the income statement	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments recognized in the statement of financial position and related effect on the income statement	Financial instruments recognized in the statement of financial position and related effect on the income statement
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of June 30, 2026	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized cost (2)	Fair value
Financial assets
Non-current financial assets	10,480	10,480	—	10,480
Trade receivables and others	8,830	—	8,830	8,830
Short-term investments	4,435	4,435	—	4,435
Cash and cash equivalents	6,461	6,461	—	6,461
Total financial assets	30,206	21,376	8,830	30,206
Financial liabilities
Financial liabilities—non-current portion	9,416	—	9,416	9,416
Financial liabilities—current portion	10,790	—	10,790	10,790
Trade payables and others	11,269	—	11,269	11,269
Total financial liabilities	31,475	—	31,475	31,475

As of December 31, 2025	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized Cost (2)	Fair value
Financial assets
Non-current financial assets	10,455	10,455	—	10,455
Trade receivables and others	12,651	—	12,651	12,651
Short-term investments	6,218	6,218	—	6,218
Cash and cash equivalents	28,092	28,092	—	28,092
Total financial assets	57,416	44,765	12,651	57,416
Financial liabilities
Financial liabilities—non-current portion	13,771	—	13,771	13,771
Financial liabilities—current portion	8,802	—	8,802	8,802
Trade payables and others	15,042	—	15,042	15,042
Total financial liabilities	37,615	—	37,615	37,615

(1) The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 1 measurements.

(2) The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.
In accordance with IFRS 7 and IFRS 13, financial instruments are presented in three categories based on a hierarchy of methods used to determine fair value:

Level 1: fair value determined based on quoted prices in active markets for assets or liabilities;

Level 2: fair value determined on the observable database for the asset or liability concerned either directly or indirectly;
Level 3: fair value determined on the basis of evaluation techniques based in whole or in part on unobservable data.